ADVANCED SERIES TRUST

AST Loomis Sayles Large-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio
AST Advanced Strategies Portfolio
AST International Growth Portfolio

Supplement dated July 26, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013 and July 15, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	AST Loomis Sayles Large-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Loomis Sayles Large-Cap Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Loomis Sayles Large-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	- 0.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.06% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Loomis Sayles Large-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Loomis Sayles Large-Cap Growth Portfolio	$95	$309	$541	$1,208

B.           AST Herndon Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Herndon Large-Cap Value Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Herndon Large-Cap Value Portfolio:

Management Fee	0.82%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement[1]	- 0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.04% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Herndon Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Herndon Large-Cap Value Portfolio	$92	$296	$516	$1,151

C.          AST Advanced Strategies Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Advanced Strategies Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Advanced Strategies Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Advanced Strategies Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Advanced Strategies Portfolio	$100	$314	$546	$1,212

D.           AST International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST International Growth Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.97%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Growth Portfolio	$114	$358	$621	$1,374

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP10